                    FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND
                                 ANNUAL REPORT
                               December 31, 2001

                               [FIRST EAGLE LOGO]

                    First Eagle SoGen Overseas Variable Fund
                             THE PRESIDENTS' LETTER

Dear Shareholder:

From February 3, 1997 (commencement of operations) through December 31, 2001, the value of an investment in your Fund increased at a compounded average annual rate of 11%. Over the past twelve months, the rate was 7.46%.*

About 39% of the foreign stock portfolio was invested in developed countries of Continental Europe and 20% in Japan. Other relatively large investments were in the United Kingdom (9%), New Zealand (5%) and Hong Kong (5%).

For the past twenty years, good news was the rule (except in Japan in the 1990's). Whenever there was bad news (for example, in October 1987 or in the summer of 1998), the U.S. Federal Reserve flooded the system with liquidity, and the crisis was over in a month or two. No wonder a speculative bubble developed in the late 1990's. However, over the past two years, first the bubble burst, second the American (indeed the world) economy weakened, third the tragedy of September 11th, and, most recently, the Enron debacle which has raised the issue of accounting tricks and fraud. All of which goes to show that 'anything can happen, good or bad.' In other words, there are risks with equities. Some may have forgotten this. We never did, which helps explain why your fund achieved positive returns in 2000 and again in 2001.

Your fund has a large holding in Shimano Inc., a lesser-known (not to the bicyclists among you, though . . .) but top-notch Japanese multinational. Shimano Inc. is the bigger of the top two makers of quality bicycle parts (the other is Campagnolo, a private Italian company). The business is cyclical but Shimano Inc. has the technology and the brand name, and is highly profitable. More importantly to us, the price of the stock does not fully reflect the intrinsic value of the business, as we see it.

Sincerely yours,

Jean-Marie Eveillard                           John P. Arnhold

Jean-Marie Eveillard                           John P. Arnhold
Co-President                                   Co-President

February 4, 2002

---------
* These figures assume the immediate reinvestment of all dividends and distributions.

                    First Eagle SoGen Overseas Variable Fund
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[Photo]
Charles de Vaulx
(left), Jean-Marie
Eveillard (right)

                         The net asset value of your Fund's shares rose 7.46% between January 1, 2001 and December 31, 2001, better than the MSCI EAFE Index that fell 21.44% over that period. Not owning much in the way of 'new economy' stocks helped your Fund, but on a relative basis only.

                         Your Fund did benefit, to some extent, from corporate activity as a few of the companies owned in the portfolio were the object of takeover activity (actual or anticipated), mergers or corporate reorganizations. Buderus AG benefited from good results as well as takeover potential (as it has been approached by Robert Bosch, the private German company). Legrand ADP, a French manufacturer of electrical switches, whose non-voting shares your Fund owned, was acquired by Schneider Electric SA. Canadian Pacific implemented a spin-off, splitting into five separately listed companies.

A few stocks rose on their own. These include: Apothekers Cooperatie OPG U.A., a wholesale drug distributor in the Netherlands; Industrias Penoles, S.A.
de C.V., a Mexican silver producer; Mandom Corporation, a cosmetic manufacturer in Japan; Shaw Brothers Limited, a holding company with a stake in TVB in Hong Kong.

A few securities had a negative impact on the First Eagle SoGen Overseas Variable Fund's net asset value: Enodis plc, a United Kingdom manufacturer of commercial food equipment, and Shimano Inc., a Japanese manufacturer of bicycle parts. We believe the stock price drop of these two companies represents a good buying opportunity and we have been adding to these holdings.

Charles de Vaulx

Charles de Vaulx
Co-Manager

                    First Eagle SoGen Overseas Variable Fund
                              SUMMARY OF FUND DATA

The table below covers the period from February 3, 1997 (commencement of operations) to December 31, 2001.

-------------------------------------------------------------------------------------------------------------------------

                                                                                                             NET ASSET
                                                                                                              VALUE OF
                                                                                                            INVESTMENTS
                                                                                                                WITH
                                                                                                             DIVIDENDS
                                                                              CAPITAL      INVESTMENT           AND
                                     NUMBER                    NET ASSET       GAINS         INCOME        DISTRIBUTIONS
                                    OF SHARES     TOTAL NET      VALUE     DISTRIBUTIONS   DIVIDENDS         REINVESTED
                                   OUTSTANDING     ASSETS      PER SHARE     PER SHARE     PER SHARE      (CUMULATIVE)'D'
-------------------------------------------------------------------------------------------------------------------------
February 3, 1997
  (commencement of operations)...      10,000    $   100,000    $10.00        --             --                $10.00
December 31, 1997................     142,378      1,390,537      9.77        --             --                  9.77
December 31, 1998................     418,376      4,212,629     10.07        --             $0.11              10.18
December 31, 1999................     646,522      9,155,742     14.16         $0.15         --                 14.47
December 31, 2000................   1,035,810     14,514,061     14.01          0.95          0.22              15.53
December 31, 2001................   1,369,583     18,027,456     13.16          1.15          0.68              16.69

'D' The calculation is based on an assumed investment in one share with income dividends reinvested in additional shares. (No adjustment has been made for any income taxes payable by shareholders on such dividends.)

FIRST EAGLE SOGEN OVERSEAS VARIABLE FUND
DECEMBER 31, 2001

                                                                 FUND OVERVIEW

First Eagle SoGen Overseas Variable Fund seeks long-term growth of capital by investing in securities of small and medium size non-U.S. companies.

 PERFORMANCE COMPARISON:

                   AVERAGE ANNUAL RATES OF RETURN AS OF DECEMBER 31, 2001

                                                                                     SINCE
                                                           ONE-YEAR   THREE-YEAR   INCEPTION
                                                           --------   ----------   ---------
                                                                                   (2-3-97)
First Eagle SoGen Overseas Variable Fund*................     7.46%     17.91%       11.00%
MSCI EAFE Index..........................................   (21.44%)    (5.03%)       1.70%
Consumer Price Index.....................................     1.55%      2.53%        2.17%


                     Growth of a $10,000 Initial Investment

                 First Eagle Sogen          MSCI EAFE      Consumer Price
               Overseas Variable Fund         Index            Index
               ----------------------       ---------      --------------
2/3/97                 10,000                10,000            10,000
                       10,010                10,031            10,200
6/30/97                10,760                10,056            11,524
                       10,590                10,119            11,443
12/31/97                9,770                10,151            10,547
                       10,610                10,169            12,098
6/30/98                10,510                10,226            12,227
                        9,310                10,263            10,489
12/31/98               10,182                10,314            12,656
                       10,839                10,351            12,832
6/30/99                12,618                10,427            13,158
                       13,286                10,533            13,736
12/31/99               14,473                10,590            16,069
                       14,770                10,740            16,052
6/30/00                15,383                10,816            15,444
                       15,035                10,891            14,195
12/31/00               15,530                10,947            13,792
                       15,785                11,060            11,902
6/30/01                16,750                11,161            11,777
                       15,087                11,179            10,128
12/31/01               16,689                11,123            10,835

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of income dividends and capital gains distributions. The MSCI EAFE Index returns assume reinvestment of dividends. This is a widely followed index of an unmanaged group of stocks from 20 international markets and is not available for purchase. It is a trademark of Morgan Stanley Capital International SA in Geneva, Switzerland. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.
---------
* These returns do not reflect taxes that an investor would bear in connection with the investment.

-----------------------------------------------
TOP 10 HOLDINGS
Buderus AG (German manufacturer of
  heating systems)                        5.69%
Corporacion Financiera Alba SA
  (European holding company with stakes
  in retail, telecom, construction and
  media)                                  4.12%
Shaw Brothers Ltd. (Chinese holding
  company with a large stake in media)    4.08%
Deceuninck (Belgian manufacturer of PVC
  products)                               3.93%
Carter Holt Harvey Ltd. (New Zealand
  forest products company)                3.93%
Industrias Penoles, S.A. de C.V.
  (Mexican producer of silver)            3.84%
Shimano Inc. (Japanese manufacturer of
  bicycle parts)                          3.77%
Societe Sucriere de Pithiviers-le-Vieil
  (French producer of sugar beet and
  alcohol)                                3.14%
IMI plc (British industrial
  conglomerate)                           3.13%
Brau-Union AG (Austrian brewing
  company)                                3.03%

-----------------------------------------------
 ASSET ALLOCATION
Foreign Stocks                           96.42%
U.S. Dollar Bonds                         1.24%
Foreign Currency Bonds                    0.61%
U.S. Dollar Cash and Equivalents          1.73%

-----------------------------------------------
 TOP 5 COUNTRIES
Japan                                    20.15%
Germany                                   9.51%
United Kingdom                            9.11%
France                                    8.82%
New Zealand                               5.51%

The Fund's portfolio composition is subject to change at any time.

                    First Eagle SoGen Overseas Variable Fund
                            SCHEDULE OF INVESTMENTS
                               December 31, 2001

-------------------------------------------------------------------------------------------------

      NUMBER                                                               COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)
-------------------------------------------------------------------------------------------------
                COMMON AND PREFERRED STOCKS -- (96.42%)
                  AUSTRALIA (0.29%)
       20,000   Spotless Group Limited (15)                             $    50,785   $    53,108
                                                                        -----------   -----------

                  AUSTRIA (4.81%)
       15,500   Brau-Union AG (11)                                          578,730       545,729
       12,000   Flughafen Wien AG (9)                                       425,979       320,886
                                                                        -----------   -----------
                                                                          1,004,709       866,615
                                                                        -----------   -----------

                  BELGIUM (3.93%)
       42,500   Deceuninck (6)                                              704,311       708,779
                                                                        -----------   -----------

                  CANADA (3.59%)
       13,500   PanCanadian Energy Corporation (2)                          306,031       351,000
       20,000   Franco-Nevada Mining Corporation Limited (19)               240,802       295,891
                                                                        -----------   -----------
                                                                            546,833       646,891
                                                                        -----------   -----------

                  CHILE (2.23%)
       55,000   Quinenco S.A. ADR (a)(18)                                   432,359       401,500
                                                                        -----------   -----------

                  FRANCE (8.82%)
        1,650   Societe Sucriere de Pithiviers-le-Vieil (4)                 506,313       566,524
          125   Societe Immobiliere Marseillaise (18)                       214,477       394,979
        3,000   Robertet SA (11)                                            143,785       181,835
        3,500   Sagem ADP (10)                                              139,998       161,758
       13,500   Sabeton SA (18)                                             179,522       126,108
        2,000   Crometal SA (7)                                             102,205       104,466
        1,000   Didot-Bottin SA (18)                                         62,295        54,372
                                                                        -----------   -----------
                                                                          1,348,595     1,590,042
                                                                        -----------   -----------

                  GERMANY (9.51%)
       37,500   Buderus AG (7)                                              596,856     1,026,167
        7,000   Hornbach Holding AG Pfd. (12)                               299,547       343,170
        5,500   Bayer AG (8)                                                208,850       175,017
        8,500   Vossloh AG (9)                                              104,304       170,546
                                                                        -----------   -----------
                                                                          1,209,557     1,714,900
                                                                        -----------   -----------

                  HONG KONG (5.08%)
      797,500   Shaw Brothers (Hong Kong) Limited (14)                      607,418       736,333
      200,000   Cafe de Coral Holdings Limited (18)                          74,405       115,413
    1,000,000   City e-Solutions Limited (17)                                46,356        64,118
                                                                        -----------   -----------
                                                                            728,179       915,864
                                                                        -----------   -----------

                  JAPAN (20.15%)
       60,000   Shimano Inc. (11)                                           889,785       679,099
      125,000   Nipponkoa Insurance Company, Limited (16)                   494,865       472,863
        7,500   Secom Company, Limited (15)                                 388,224       374,872
       10,000   Ono Pharmaceutical Company, Limited (13)                    361,296       299,290
       17,500   Nitto Kohki Company, Limited (7)                            245,834       242,603
        5,000   ASAHI Broadcasting Corporation (14)                         410,012       227,886
       18,000   Chofu Seisakusho Company, Limited (11)                      200,208       216,993
       70,000   Aida Engineering, Limited (7)                               246,854       207,376
       20,000   Shoei Company, Limited (18)                                 154,117       179,270
       30,000   Makita Corporation (11)                                     252,124       147,442

                    First Eagle SoGen Overseas Variable Fund
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                               December 31, 2001


--------------------------------------------------------------------------------------------------
      NUMBER                                                               COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)
--------------------------------------------------------------------------------------------------

                COMMON AND PREFERRED STOCKS -- (CONTINUED)
                  JAPAN -- (CONTINUED)
       25,000   Kokusai Securities Company, Limited (16)                $   179,825   $   144,328
       30,000   Tachi-S Company, Limited (5)                                121,021       135,364
       20,700   Yomeishu Seizo Company, Limited (11)                        132,355       125,321
       24,700   Sotoh Company, Limited (11)                                 114,194        90,342
       55,000   Aioi Insurance Company, Limited (16)                        172,351        89,825
                                                                        -----------   -----------
                                                                          4,363,065     3,632,874
                                                                        -----------   -----------

                  MEXICO (3.84%)
      675,000   Industrias Penoles, S.A. de C.V. (1)                        865,068       693,064
                                                                        -----------   -----------

                  NETHERLANDS (1.84%)
       15,000   Holdingmaatschappij de Telegraaf NV (14)                    278,833       228,498
        3,000   Apothekers Cooperatie OPG U.A. (13)                          60,993       103,673
                                                                        -----------   -----------
                                                                            339,826       332,171
                                                                        -----------   -----------

                  NEW ZEALAND (4.90%)
    1,000,000   Carter Holt Harvey Limited (3)                              880,779       707,795
       49,203   Wilson & Horton Limited 5% exchangeable preference
                shares (14)                                                 190,805       175,152
                                                                        -----------   -----------
                                                                          1,071,584       882,947
                                                                        -----------   -----------

                  SINGAPORE AND MALAYSIA (2.48%)
      700,000   Del Monte Pacific Limited (11)                              164,786       144,056
       55,000   Haw Par Corporation Limited (18)                             86,899       120,931
       25,000   Fraser & Neave Limited (11)                                  86,865       102,897
       75,000   Haw Par Healthcare Limited (13)                              63,094        78,392
                                                                        -----------   -----------
                                                                            401,644       446,276
                                                                        -----------   -----------

                  SOUTH KOREA (4.09%)
        1,250   Nam Yang Dairy Products (11)                                309,614       309,288
        1,000   Lotte Confectionery Company, Limited (11)                   181,780       246,669
       18,540   Daeduck Electronics Company, Limited (10)                   111,923       180,671
                                                                        -----------   -----------
                                                                            603,317       736,628
                                                                        -----------   -----------

                  SPAIN AND PORTUGAL (6.55%)
       35,000   Corporacion Financiera Alba SA (18)                         851,899       742,807
       20,000   Espirito Santo Financial Group SA, Pfd. `B' (16)            336,744       350,200
       20,000   Energiae Industrias Aragonesas Eia, SA (8)                   88,553        87,352
                                                                        -----------   -----------
                                                                          1,277,196     1,180,359
                                                                        -----------   -----------

                  SWITZERLAND (3.49%)
       10,000   Kuehne & Nagel International AG (9)                         463,026       506,482
          350   Edipresse SA (14)                                           105,329       122,400
                                                                        -----------   -----------
                                                                            568,355       628,882
                                                                        -----------   -----------

                  THAILAND (0.43%)
       20,000   The Oriental Hotel Public Company Limited (17)               88,922        76,862
                                                                        -----------   -----------

                    First Eagle SoGen Overseas Variable Fund
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                               December 31, 2001



--------------------------------------------------------------------------------------------------
      NUMBER                                                               COST          VALUE
    OF SHARES                                                            (NOTE 1)      (NOTE 1)
--------------------------------------------------------------------------------------------------

                COMMON AND PREFERRED STOCKS -- (CONTINUED)
                  UNITED KINGDOM (9.11%)
      145,000   IMI plc (7)                                             $   527,126   $   564,746
       75,000   Spirax-Sarco Engineering plc (7)                            440,083       410,592
      250,000   Enodis plc (18)                                             515,965       347,620
       45,000   Millennium & Copthorne Hotel plc (17)                       153,281       176,249
      250,000   McBride plc (11)                                            283,526       143,780
                                                                        -----------   -----------
                                                                          1,919,981     1,642,987
                                                                        -----------   -----------
                  GOLD RELATED (1.28%)
       10,000   Freeport McMoRan Copper & Gold Inc., Preferred
                Series `B' (b)(19)                                          167,705       231,000
                                                                        -----------   -----------
                TOTAL COMMON AND PREFERRED STOCKS                        17,691,991    17,381,749
                                                                        -----------   -----------

--------------------------------------------------------------------------------------------------
    PRINCIPAL                                                              COST          VALUE
      AMOUNT                                                              (NOTE 1)      (NOTE 1)
--------------------------------------------------------------------------------------------------
                BONDS AND CONVERTIBLE BONDS (1.85%)
                  U.S. DOLLAR CONVERTIBLE BONDS (1.24%)
$     250,000   Agnico Eagle Mines Limited 3 1/2% due 1/27/2004 (1)         206,698       223,125
       20,000   P.T. Inti Indorayon Utama 7% due 5/02/2006 (c)(3)            14,721           400
                                                                        -----------   -----------
                                                                            221,419       223,525
                                                                        -----------   -----------
                  NON U.S. DOLLAR BOND (0.61%)
 NZD  212,934   Evergreen Forest Limited 0% due 3/19/2009 (a)(3)            119,754       109,046
                                                                        -----------   -----------
                TOTAL BONDS AND
                CONVERTIBLE BONDS                                           341,173       332,571
                                                                        -----------   -----------
                  SHORT TERM INVESTMENTS (0.90%)
      163,000   American Express Credit Corporation 1.59% due
                1/02/2002                                                   162,993       162,993
                                                                        -----------   -----------
                TOTAL INVESTMENTS (99.17%)                              $18,196,157*   17,877,313**
                                                                        -----------
                                                                        -----------
                Other assets in excess of liabilities (0.83%)                             150,143
                                                                                      -----------
                Net assets (100.00%)                                                  $18,027,456
                                                                                      -----------
                                                                                      -----------

---------

 (a) Non-income producing security.

 (b) Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.

 (c) Securities which are in default with respect to interest, principal, or both.

 * At December 31, 2001 the cost of instruments for federal income tax purposes equals $18,443,067.

 ** Gross unrealized appreciation and depreciation of securities at December 31, 2001 based on the cost of investment for federal tax purposes were $1,412,742 and $1,978,496, respectively. (Net depreciation was $565,754.)

FOREIGN CURRENCY            INDUSTRY CLASSIFICATIONS
----------------           ------------------------
NZD -- New Zealand Dollar   (1) Metals and Minerals      (11) Consumer Products
                            (2) Energy                   (12) Distribution
                            (3) Forest Products          (13) Health Care
                            (4) Agriculture              (14) Media
                            (5) Automotive               (15) Services
                            (6) Building Materials       (16) Financial Institutions
                            (7) Capital Goods            (17) Real Estate
                            (8) Chemicals                (18) Holding Companies
                            (9) Transportation           (19) Gold Related
                            (10) Electronics

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

ASSETS:
    Investments, at value (Note 1):
        Common and preferred stocks (cost, $17,691,991).....  $17,381,749
        Bonds and convertible bonds (cost, $504,166)........      495,564
                                                              -----------
        Total investments (cost, $18,196,157)...............   17,877,313
    Cash....................................................        1,558
    Foreign cash............................................      126,322
    Receivable for forward currency contracts held, at value
      (Notes 1 and 6).......................................      241,764
    Receivable for Fund shares sold.........................        7,734
    Accrued interest and dividends receivable...............       44,054
    Deferred organization costs (Note 1)....................        1,434
                                                              -----------
        TOTAL ASSETS........................................   18,300,179
                                                              -----------
LIABILITIES:
    Payable for investment securities purchased.............      153,788
    Payable for Fund shares redeemed........................       34,820
    Payable for forward currency contracts held, at value
      (Notes 1 and 6).......................................          633
    Payable for investment advisory fees (Note 2)...........       27,669
    Payable for distribution fees (Note 3)..................        3,813
    Accrued expenses and other liabilities..................       52,000
                                                              -----------
        TOTAL LIABILITIES...................................      272,723
                                                              -----------
NET ASSETS:
    Capital stock (par value, $0.001 per share).............        1,370
    Capital surplus.........................................   17,375,656
    Net unrealized (depreciation) appreciation on:
        Investments.........................................     (318,844)
        Forward currency contracts..........................      241,131
        Foreign currency related transactions...............          338
    Undistributed net realized gains on investments.........      865,284
    Undistributed net investment loss.......................     (137,479)
                                                              -----------
        NET ASSETS (NOTE 1).................................  $18,027,456
                                                              -----------
                                                              -----------
NET ASSET VALUE PER SHARE (NAV) (based on 1,369,583 shares
  outstanding; 1,000,000,000 shares authorized) (Note 5)....    $13.16
MAXIMUM OFFERING PRICE PER SHARE............................    $13.16

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
    Income:
        Dividends (net of $49,676 foreign taxes withheld)...  $  366,090
        Interest............................................      33,570
                                                              ----------
            Total income from operations....................     399,660
                                                              ----------
    Expenses:
        Investment advisory fees (Note 2)...................     122,903
        Custodian fees......................................      76,575
        Distribution fees (Note 3)..........................      40,133
        Printing fees.......................................      31,037
        Audit fees..........................................      30,000
        Legal fees..........................................      17,055
        Amortization of deferred organization costs
          (Note 1)..........................................      15,848
        Directors' fees.....................................       1,397
        Registration and filing fees........................       1,192
        Miscellaneous fees..................................       4,975
                                                              ----------
            Total expenses from operations..................     341,115
                                                              ----------
        Advisory fees waived (Note 2).......................     (95,233)
                                                              ----------
            Net expenses from operations....................     245,882
                                                              ----------
    Net investment income (Note 1)..........................     153,778
                                                              ----------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND
  FOREIGN CURRENCY RELATED TRANSACTIONS (NOTES 1 AND 6):
    Net realized gain from:
        Investment transactions.............................     502,917
        Foreign currency related transactions...............     433,280
                                                              ----------
                                                                 936,197
                                                              ----------
    Change in unrealized appreciation of:
        Investments.........................................       8,324
        Foreign currency related transactions...............      62,608
                                                              ----------
                                                                  70,932
                                                              ----------
    Net gain on investments and foreign currency related
      transactions..........................................   1,007,129
                                                              ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $1,160,907
                                                              ----------
                                                              ----------

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund
                      STATEMENTS OF CHANGES IN NET ASSETS
          FOR THE YEARS ENDED DECEMBER 31, 2001 AND DECEMBER 31, 2000

                                                                 2001          2000
                                                              -----------   -----------
OPERATIONS:
    Net investment income...................................  $   153,778   $   194,402
    Net realized gain from investments and foreign currency
      related transactions..................................      936,197     1,686,280
    Increase (decrease) in unrealized appreciation of
      investments and foreign currency related
      transactions..........................................       70,932    (1,006,210)
                                                              -----------   -----------
        Net increase in assets resulting from operations....    1,160,907       874,472
                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends paid from net investment income...............     (801,527)     (209,180)
    Distributions paid from net realized gains from
      investment transactions...............................   (1,355,525)     (903,278)
                                                              -----------   -----------
        Decrease in net assets resulting from
          distributions.....................................   (2,157,052)   (1,112,458)
                                                              -----------   -----------
FUND SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from shares sold...........................    9,382,218     9,061,337
    Net asset value of shares issued for reinvested
      dividends and distributions...........................    2,157,052     1,112,458
    Cost of shares redeemed.................................   (7,029,730)   (4,577,490)
                                                              -----------   -----------
        Increase in net assets from Fund share
          transactions......................................    4,509,540     5,596,305
                                                              -----------   -----------
        Net increase in net assets..........................    3,513,395     5,358,319

NET ASSETS (NOTE 1):
    Beginning of year.......................................   14,514,061     9,155,742
                                                              -----------   -----------
    End of year (including undistributed net investment
      (loss) income of $(137,479) and $498,484,
      respectively.)........................................  $18,027,456   $14,514,061
                                                              -----------   -----------
                                                              -----------   -----------

---------

See Notes to Financial Statements.

                    First Eagle SoGen Overseas Variable Fund
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

First Eagle SoGen Variable Funds, Inc. (the 'Company') is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended. The Company consists of one portfolio, First Eagle SoGen Overseas Variable Fund (the 'Fund'). The following is a summary of significant accounting policies adhered to by the Fund.

(a) Security valuation -- Portfolio securities held in the Fund are valued based on market quotations where available. Short-term investments maturing in sixty days or less are valued at cost plus interest earned, which approximates value. Securities for which current market quotations are not readily available and any restricted securities are valued at fair value as determined in good faith by the Board of Directors.

(b) Deferred organization costs -- Costs incurred in connection with the organization of the Fund are being amortized on a straight-line basis over a sixty-month period from the date the Fund commenced investment operations.

(c) Security transactions and income -- Security transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from security transactions. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. In computing investment income, the Fund amortizes premiums and discounts on fixed income securities on a scientific basis.

(d) Foreign currency translation -- The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities. However, for federal income tax purposes the Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

(e) Forward currency contracts -- In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are valued at current market, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

(f) U.S. income taxes -- No provision has been made for U.S. federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

(g) Reclassification of capital accounts -- On the statements of assets and liabilities, as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus generally accepted accounting principles such as the treatment of foreign currency gains and losses, and passive foreign investment companies for federal income tax purposes, a reclassification has been made to decrease undistributed net realized gains on investments in the amount of $34,308, increase undistributed net investment income in the amount of $11,786 and increase capital surplus in the amount of $22,522.

(h) Use of estimates -- The preparation of financial statements in conformity with accounting principles generally accepted by the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the

                    First Eagle SoGen Overseas Variable Fund
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PERSONS

Effective December 31, 1999, Arnhold and S. Bleichroeder Advisers, Inc. ('the Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('A&SB'), succeeded Societe Generale Asset Management Corp. ('SGAM Corp.') as investment adviser to the Fund. The Fund pays the Adviser an advisory fee at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has agreed to waive its advisory fee, through April 30, 2002, to the extent that the Fund's aggregate expenses exceed 1.50% of the Fund's average daily net assets. For the year ended December 31, 2001, $95,233 of the Fund's investment advisory fees were waived by the Adviser.

Arnhold and S. Bleichroeder, Inc., a wholly owned subsidiary of A&SB, is the principal underwriter of the Fund. For the year ended December 31, 2001, broker-dealer affiliates of the Adviser received $2,213 in broker commissions for portfolio transactions executed on behalf of the Fund.

NOTE 3 -- DISTRIBUTION PLAN AND AGREEMENT

Under the terms of the Distribution Plans and Agreements (the 'Plans') with Arnhold and S. Bleichroeder, Inc. ('the Distributor'), pursuant to the provisions of Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly, a distribution related fee at an annual rate of up to 0.25% of the Fund's average daily net assets. Under the Plans, the Distributor will use amounts payable by the Fund in their entirety for payments to insurance companies which are the issuers of variable contracts invested in shares of the Fund, in order to pay or reimburse such insurance companies for distribution and shareholder servicing-related expenses incurred or paid by such insurance companies. For the year ended December 31, 2001, the distribution fees paid or payable to the Distributor by the Fund were $40,133.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2001, the aggregate cost of purchases of investments and proceeds from sales of investments totaled $9,169,197 and $6,085,348, respectively.

NOTE 5 -- CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                                 YEAR ENDED          YEAR ENDED
                                                              DECEMBER 31, 2001   DECEMBER 31, 2000
                                                              -----------------   -----------------
Shares sold.................................................       638,172             629,069
Shares issued for reinvested dividends and distributions....       169,713              80,380
Shares redeemed.............................................      (474,112)           (320,161)
                                                                  --------            --------
Net increase................................................       333,773             389,288
                                                                  --------            --------
                                                                  --------            --------

NOTE 6 -- COMMITMENTS

As of December 31, 2001, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $241,131.

                    First Eagle SoGen Overseas Variable Fund
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

TRANSACTION HEDGES:
Foreign Currency Purchases

--------------------------------------------------------------------------------------------------------------------
                                                                                   UNREALIZED         UNREALIZED
SETTLEMENT                                     U.S. $ VALUE AT                   APPRECIATION AT    DEPRECIATION AT
 DATES               FOREIGN CURRENCY          DECEMBER 31,      U.S. $ TO BE      DECEMBER 31,       DECEMBER 31,
THROUGH               TO BE RECEIVED               2001           DELIVERED           2001                2001
--------------------------------------------------------------------------------------------------------------------
 1/03/02           9,449   New Zealand Dollar    $    3,934        $    3,933         $      1             --
 1/08/02       3,097,906   Japanese Yen              23,532            23,646            --              $(114)
                                                 ----------        ----------         --------           -----
                                                     27,466            27,579                1            (114)
                                                 ----------        ----------         --------           -----
 PORTFOLIO HEDGES:
 Foreign Currency Purchases


                                                                                    UNREALIZED          UNREALIZED
--------------------------------------------------------------------------------------------------------------------
SETTLEMENT                                     U.S. $ VALUE AT                   APPRECIATION AT      DEPRECIATION AT
 DATES               FOREIGN CURRENCY          DECEMBER 31,      U.S. $ TO BE      DECEMBER 31,        DECEMBER 31,
THROUGH               TO BE RECEIVED               2001           DELIVERED           2001                 2001
--------------------------------------------------------------------------------------------------------------------

 4/17/02               0   New Zealand Dollar       --                    519            --               (519)
                                                 ----------        ----------         --------            -----
                                                    --                    519            --               (519)
                                                 ----------        ----------         --------            -----
 Foreign Currency Sales

--------------------------------------------------------------------------------------------------------------------
                                                                                    UNREALIZED         UNREALIZED
SETTLEMENT                                                       U.S. $ VALUE AT  APPRECIATION AT   DEPRECIATION AT
 DATES               FOREIGN CURRENCY          U.S. $ TO BE      DECEMBER 31,      DECEMBER 31,       DECEMBER 31,
THROUGH              TO BE DELIVERED             RECEIVED            2001              2001               2001
--------------------------------------------------------------------------------------------------------------------
 1/09/02     189,112,000   South Korean Won         144,323           143,976              347             --
 2/21/02         349,000   Euro                     317,833           310,470            7,363             --
 5/08/02         594,000   Euro                     528,915           527,364            1,551             --
 5/15/02       1,380,000   Japanese Yen              14,294            10,586            3,708             --
 5/15/02     339,972,000   Japanese Yen           2,816,941         2,588,147          228,794             --
                                                 ----------        ----------         --------           -----
                                                  3,822,306         3,580,543          241,763             --
                                                 ----------        ----------         --------           -----
                                                 $3,849,772        $3,608,641         $241,764           $(633)
                                                 ----------        ----------         --------           -----
                                                 ----------        ----------         --------           -----

                    First Eagle SoGen Overseas Variable Fund
                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------
                                                                                             FOR THE PERIOD
                                                        FOR THE YEAR ENDED                FEBRUARY 3, 1997'DD'
                                                           DECEMBER 31,                            TO
                                           --------------------------------------------       DECEMBER 31,
                                            2001         2000         1999        1998            1997
--------------------------------------------------------------------------------------------------------------

SELECTED PER SHARE DATA
Net asset value, beginning of period.....  $ 14.01      $ 14.16      $10.07      $ 9.77          $10.00
                                           -------      -------      ------      ------          ------
Income (loss) from investment operations:
    Net investment income (loss).........     0.14         0.23        0.16        0.12           (0.01)
    Net realized and unrealized gains
      (losses) on investments............     0.84         0.79        4.08        0.29           (0.22)
                                           -------      -------      ------      ------          ------
Total income (loss) from investment
  operations.............................     0.98         1.02        4.24        0.41           (0.23)
                                           -------      -------      ------      ------          ------
Less distributions:
    Dividends from net investment
      income.............................    (0.68)       (0.22)       --         (0.11)           --
    Dividends from capital gains.........    (1.15)       (0.95)      (0.15)       --              --
                                           -------      -------      ------      ------          ------
                                             (1.83)       (1.17)      (0.15)      (0.11)           --
                                           -------      -------      ------      ------          ------
        Net asset value, end of period...  $ 13.16      $ 14.01      $14.16      $10.07          $ 9.77
                                           -------      -------      ------      ------          ------
                                           -------      -------      ------      ------          ------
TOTAL RETURN.............................     7.46%        7.31%      42.15%       4.21%          (2.30%)[D]
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000's)........  $18,027      $14,514      $9,156      $4,213          $1,391
Ratio of operating expenses to average
  net assets'D'..........................     1.50%        1.50%       1.50%       1.50%           2.00%*
Ratio of net investment income to average
  net assets#............................     0.94%        1.60%       1.50%       2.04%          (0.14%)*
Portfolio turnover rate..................    37.80%       57.88%      65.38%      21.35%           8.88%

---------

 'DD' Commencement of operations.

 *    Annualized.

 [D] Total return is not annualized, as it may not be representative of the total return for the year.

 'D' The annualized ratios of operating expenses to average net assets for the years ended December 31, 2001, 2000, 1999, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 2.08%, 2.65%, 3.32%, 4.98% and 16.07% respectively, without the effects of the earnings credits, the investment advisory fee waiver and the expense reimbursement provided by the investment adviser.

 # The annualized ratios of net investment income to average net assets for the years ended December 31, 2001, 2000, 1999, 1998 and the period from February 3, 1997 to December 31, 1997 would have been 0.36%, 0.44%, (0.32%), (1.44%) and (14.20%) respectively, without the effects of the earnings credits, the investment advisory fee waiver and, if necessary, the expense reimbursement provided by the investment adviser.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders of
FIRST EAGLE SOGEN VARIABLE FUNDS, INC.:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of First Eagle SoGen Overseas Variable Fund, a portfolio of First Eagle SoGen Variable Funds, Inc., as of December 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from February 3, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. As to securities purchased but not yet received we performed alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Eagle SoGen Overseas Variable Fund, a portfolio of First Eagle SoGen Variable Funds, Inc. as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from February 3, 1997 to December 31, 1997, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
New York, New York
February 21, 2002

                    First Eagle SoGen Overseas Variable Fund
                                TAX INFORMATION
                     CALENDAR YEAR ENDED DECEMBER 31, 2001
                                  (UNAUDITED)

The Fund designated $636,507 of its distributions paid during the calendar year December 31, 2001 as capital gain dividends and 2.11% of its dividends from investment company taxable income as eligible for the corporate dividends received deduction.

                    First Eagle SoGen Overseas Variable Fund
                             ADDITIONAL INFORMATION
                                  (UNAUDITED)

The business of the Company is managed by its Board of Directors which elects officers responsible for the day to day operations of the Fund and for the execution of the policies formulated by the Board of Directors.

Pertinent information regarding the members of the Board of Directors and principal officers of the Company is set forth below. Some of the Directors and officers are employees of the Adviser and its affiliates. At least a majority of the Company's Board of Directors are not 'interested persons' as that term is defined in the Investment Company Act.

                            INDEPENDENT DIRECTORS(1)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                               TERM OF                                  IN THE
                                              OFFICE(2)                                  FUND                OTHER
                           POSITION(S) HELD      AND                                    COMPLEX         DIRECTORSHIPS/
                               WITH THE       LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN          TRUSTEESHIPS
  NAME, AGE AND ADDRESS        COMPANY       TIME SERVED      DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
  ---------------------        -------       -----------      -------------------     -----------      ----------------


Candace K. Beinecke, 55..  Director         December      Chair, Hughes Hubbard &       7     Director, ALSTOM;
 One Battery Park Plaza                     1999 to       Reed                                Director, Jacob's Pillow Dance
 New York, NY 10004                         present                                           Festival, Inc.; Director, Merce
                                                                                              Cunningham Dance
                                                                                              Foundation, Inc.; Trustee,
                                                                                              First Eagle Funds
                                                                                              (2 portfolios); Director, First
                                                                                              Eagle SoGen Funds, Inc.
                                                                                              (4 portfolios)
Edwin J. Ehrlich, 70 ....  Director         December      President, Ehrlich            7     Trustee, First Eagle Funds
 2976 Lonni Lane                             1999 to      Capital Management                  (2 portfolios); Director, First
 Merrick, NY 11566                           present                                          Eagle SoGen Funds, Inc.
                                                                                              (4 portfolios)
Robert J. Gellert, 71 ...  Director         December      Manager and Director,         7     Director, Formex Manufacturing,
 122 East 42nd Street                        1999 to      United Continental Corp.;           Inc; Trustee, First Eagle Funds
 New York, NY 10168                          present      General Partner,                    (2 portfolios); Director, First
                                                          Windcrest Partners                  Eagle SoGen Funds, Inc.
                                                                                              (4 portfolios)
James E. Jordan, 56 .....  Director         December      Private Investor;             7     Director, Leucadia National
 767 Fifth Avenue                            1999 to      Consultant to The Jordan            Corporation; Director, Empire
 New York, NY 10153                          present      Company (private                    Insurance Company; Director,
                                                          investment banking                  J.Z. Equity Partners, Plc. (a
                                                          company); until June                British investment trust
                                                          1997, President and Chief           company); Director, School of
                                                          Investment Officer of The           International and Public Affairs
                                                          William Penn Company (a             of Columbia University; Vice
                                                          registered investment               Chairman, New York State Board
                                                          adviser)                            of The Nature Conservancy;
                                                                                              Trustee, First Eagle Funds
                                                                                              (2 portfolios); Director, First
                                                                                              Eagle SoGen Funds, Inc.
                                                                                              (4 portfolios)
William M. Kelly, 57 ....  Director         December      Senior Associate, Lingold     7     Trustee, New York Foundation;
 500 Fifth Avenue,                           1999 to      Associates                          Treasurer and Trustee, Black
 50th Floor                                  present                                          Rock Forest Consortium; Trustee,
 New York, NY 10110                                                                           First Eagle Funds
                                                                                              (2 portfolios); Director, First
                                                                                              Eagle SoGen Funds, Inc.
                                                                                              (4 portfolios)
Donald G. McCouch, 59 ...  Director         December      Prior to 1997, Senior         5     Director, First Eagle SoGen
 1345 Avenue of the                          1999 to      Managing Director of                Funds, Inc. (4 portfolios)
 Americas                                    present      Chemical Bank
 New York, NY 10105

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                               TERM OF                                  IN THE
                                              OFFICE(2)                                  FUND                OTHER
                           POSITION(S) HELD      AND                                    COMPLEX         DIRECTORSHIPS/
                               WITH THE       LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN          TRUSTEESHIPS
  NAME, AGE AND ADDRESS        COMPANY       TIME SERVED      DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
  ---------------------        -------       -----------      -------------------     -----------      ----------------
Fred J. Meyer, 71 .......  Director          September     Special Adviser/Executive      5        Director, Novartis
 437 Madison Avenue                           1995 to      Office of Omnicom Group,                Corporation; Director,
 New York, NY 10022                           present      Inc.; prior to 2001, Vice               Zurich Life Insurance
                                                           Chairman of Omnicom                     Company of New York;
                                                           Group, Inc.; prior to                   Director, Actelion Ltd.;
                                                           1998, Chief Financial                   Trustee, Earthjustice
                                                           Officer of Omnicom Group,               Legal Defense Fund;
                                                           Inc.                                    Trustee, Sacred Heart
                                                                                                   University; Director,
                                                                                                   First Eagle SoGen Funds,
                                                                                                   Inc. (4 portfolios)
Dominique Raillard, 63...  Director          September     Managing Director of Act       5        Director, First Eagle
 15 Boulevard                                 1995 to      2 International                         SoGen Funds, Inc.
 Dellessert                                   present      (Consulting) since July                 (4 portfolios)
 75016 Paris France                                        1995; Consultant, SISP;
                                                           and prior thereto, group
                                                           Executive Vice President
                                                           of Promodes (Food
                                                           Retailing) since 1978
Nathan Snyder, 67 .......  Director          September     Independent                    5        Director, First Eagle
 1345 Avenue of the                           1995 to      Consultant/Private                      SoGen Funds, Inc.
 Americas                                     present      Investor                                (4 portfolios)
 New York, NY 10105

---------
(1) Directors who are not 'interested persons' of the Company as defined in the Investment Company Act.
(2) The term of office of each Director expires on his/her 72nd birthday.

                            INTERESTED DIRECTORS(1)

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                               TERM OF                                  IN THE
                                              OFFICE(2)                                  FUND                OTHER
                           POSITION(S) HELD      AND                                    COMPLEX         DIRECTORSHIPS/
                               WITH THE       LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN          TRUSTEESHIPS
  NAME, AGE AND ADDRESS        COMPANY       TIME SERVED      DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
  ---------------------        -------       -----------      -------------------     -----------      ----------------
John P. Arnhold, 48 .....  Co-President;     December      Co-President and               7        Co-President and Trustee,
 1345 Avenue of the        Director           1999 to      Director, Arnhold and S.                First Eagle Funds
 Americas                                     present      Bleichroeder Holdings,                  (2 portfolios); Director,
 New York, NY 10105                                        Inc.; Co-President and                  First Eagle SoGen Funds,
                                                           Director, Arnhold and S.                Inc. (4 portfolios)
                                                           Bleichroeder, Inc.;
                                                           Co-President and
                                                           Director, Arnhold and S.
                                                           Bleichroeder Advisers,
                                                           Inc.; President and
                                                           Director, Arnhold and S.
                                                           Bleichroeder UK Ltd.;
                                                           Co-President and
                                                           Director, ASB Securities,
                                                           Inc.; Director Aquila
                                                           International Fund, Ltd.;
                                                           President, Worldvest,
                                                           Inc.
Stanford S.                Chairman of the   December      Co-President, Secretary,       7        Director, German-American
Warshawsky, 64 ..........  Board; Director    1999 to      and Director, Arnhold and               Chamber of Commerce;
 1345 Avenue of the                           present      S. Bleichroeder Holdings,               Chairman and Trustee,
 Americas                                                  Inc.; Co-President,                     First Eagle Funds
 New York, NY 10105                                        Secretary, and Director,                (2 portfolios); Chairman
                                                           Arnhold and S.                          and Director, First Eagle
                                                           Bleichroeder, Inc.;                     SoGen Funds, Inc.
                                                           Co-President and                        (4 portfolios).
                                                           Director, Arnhold and S.
                                                           Bleichroeder Advisers,
                                                           Inc.; Chairman and
                                                           Director, Arnhold and S.
                                                           Bleichroeder UK Ltd.;
                                                           Co-President and
                                                           Director, ASB Securities,
                                                           Inc.

---------
(1) Directors who are 'interested persons' of the Company as defined in the Investment Company Act. Each of Messrs. Arnhold and Warshawsky is an interested person of the Company by virtue of being an officer and a director of the Adviser.
(2) The term of office of each Director expires on his/her 72nd birthday.

                                    OFFICERS

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                               TERM OF                                  IN THE
                                              OFFICE(2)                                  FUND                OTHER
                           POSITION(S) HELD      AND                                    COMPLEX         DIRECTORSHIPS/
                               WITH THE       LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN          TRUSTEESHIPS
  NAME, AGE AND ADDRESS        COMPANY       TIME SERVED      DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
  ---------------------        -------       -----------      -------------------     -----------      ----------------

John P. Arnhold, 48 ..........  Co-President;    December 1999      See table above related to Interested
  1345 Avenue of the Americas    Director         to present         Directors
  New York, NY 10105
Jean-Marie Eveillard, 62 .....  Co-President     December 1999 to   Senior Vice President, Arnhold and S.
  1345 Avenue of the Americas   (portfolio       present (with      Bleichroeder Holdings, Inc.; Vice
  New York, NY 10105            manager)         portfolio          President, Arnhold and S.
                                                 management         Bleichroeder Advisers, Inc.;
                                                 responsibility     Co-President, First Eagle SoGen
                                                 since              Funds, Inc.; Director; prior to 1999,
                                                 commencement of    President or Executive Vice President
                                                 investment         of SGAM Corp.
                                                 operations in
                                                 February 1997)
Charles de Vaulx, 40 .........  Senior Vice      December 1999 to   Senior Vice President, Arnhold and S.
  1345 Avenue of the Americas   President        present (with      Bleichroeder Holdings, Inc.; Vice
  New York, NY 10105            (portfolio       portfolio          President, Arnhold and S.
                                manager)         management         Bleichroeder Advisers, Inc.; Senior
                                                 responsibility     Vice President, First Eagle SoGen
                                                 since              Funds, Inc.; Senior Vice President,
                                                 commencement of    SGAM Corp., since 1998, Associate
                                                 investment         Portfolio Manager from
                                                 operations in      December 1996, Securities Analyst,
                                                 February 1997)     prior to December 1996.
Robert Bruno, 37 .............  Vice President,  December 1999 to   Senior Vice President, Arnhold and S.
  1345 Avenue of the Americas   Secretary and    present            Bleichroeder Holdings, Inc.; Vice
  New York, NY 10105            Treasurer                           President, Arnhold and S.
                                                                    Bleichroeder Advisers, Inc.; Vice
                                                                    President, Secretary and Treasurer,
                                                                    First Eagle SoGen Funds, Inc.; Vice
                                                                    President, Secretary and Treasurer,
                                                                    First Eagle Funds; prior to 1997,
                                                                    President and Chief Operating
                                                                    Officer, Coelho Associates LLC; and
                                                                    Senior Vice President and Chief
                                                                    Admin. Officer, Schroeder Wertheim
                                                                    Investment Services, Inc.
Andrew DeCurtis, 32 ..........  Vice President   November 2000 to   Vice President, Arnhold and S.
  1345 Avenue of the Americas                    present            Bleichroeder Holdings, Inc.; Vice
  New York, NY 10105                                                President, First Eagle SoGen Funds,
                                                                    Inc.; Vice President, First Eagle
                                                                    Funds; Assistant Vice President,
                                                                    Oppenheimer Capital prior to 1997.
Edwin S. Olsen, 62 ...........  Vice President   November 2000 to   Vice President of Arnhold and S.
  1345 Avenue of the Americas                    present            Bleichroeder Holdings, Inc.; Vice
  New York, NY 10105                                                President, First Eagle SoGen Funds,
                                                                    Inc.; Vice President, First Eagle
                                                                    Funds; Vice President, SG Cowen
                                                                    Securities Corporation from prior to
                                                                    1999.

                                  POSITION(S)    TERM OF OFFICE(1)
                                   HELD WITH       AND LENGTH OF       PRINCIPAL OCCUPATION(S)
    NAME, AGE AND ADDRESS         THE COMPANY       TIME SERVED          DURING PAST 5 YEARS
    ---------------------         -----------       -----------          -------------------
Tracy Saltwick, 43 ...........  Vice President   December 1999 to   Senior Vice President, Arnhold
  1345 Avenue of the Americas   and Compliance   present            and S. Bleichroeder, Inc.;
  New York, NY 10105            Officer                             Vice President, ASB
                                                                    Securities, Inc.; Vice
                                                                    President and Compliance
                                                                    Officer, First Eagle SoGen
                                                                    Funds, Inc.; Assistant Vice
                                                                    President and Compliance
                                                                    Officer, First Eagle Funds.
Stefanie Spritzler, 28 .......  Assistant        May 2000 to        Assistant Vice President,
  1345 Avenue of the Americas   Treasurer        present            Arnhold and S. Bleichroeder
  New York, NY 10105                                                Holdings, Inc.; Assistant
                                                                    Treasurer, First Eagle SoGen
                                                                    Funds, Inc.; Assistant
                                                                    Treasurer, First Eagle Funds;
                                                                    prior to May 1998, Senior
                                                                    Accountant, The Bank of New
                                                                    York; prior to September 1997,
                                                                    Senior Accountant, Prudential
                                                                    Insurance Company of America.
Winnie Chin, 27 ..............  Assistant        March 2001 to      Assistant Treasurer, First
  1345 Avenue of the Americas   Treasurer        present            Eagle SoGen Funds, Inc.;
  New York, NY 10105                                                Assistant Treasurer, First
                                                                    Eagle Funds; prior to 1997,
                                                                    Senior Accountant, Salomon
                                                                    Smith Barney Inc.
Suzan J. Afifi, 49 ...........  Assistant        December 1999 to   Vice President, Arnhold and
  1345 Avenue of the Americas   Secretary        present            S. Bleichroeder Holdings,
  New York, NY 10105                                                Inc.; Assistant Secretary,
                                                                    First Eagle SoGen Funds, Inc.;
                                                                    Assistant Secretary, First
                                                                    Eagle Funds; prior to 1997,
                                                                    Managing Director,
                                                                    EffectInvest Bank, Vienna,
                                                                    Austria.

---------

(1) The term of office of each officer is indefinite.

                    First Eagle SoGen Overseas Variable Fund
                          1345 Avenue of the Americas
                               New York, NY 10105

DIRECTORS AND OFFICERS

DIRECTORS

John P. Arnhold                                Donald G. McCouch
Candace K. Beinecke                            Fred J. Meyer
Edwin J. Ehrlich                               Dominique Raillard
Robert J. Gellert                              Nathan Snyder
James E. Jordan                                Stanford S. Warshawsky
William M. Kelly

OFFICERS
Stanford S. Warshawsky ................................... Chairman of the Board
John P. Arnhold ................................................... Co-President
Jean-Marie Eveillard .............................................. Co-President
Charles de Vaulx ......................................... Senior Vice President
Robert Bruno .......................... Vice President, Secretary, and Treasurer
Tracy Saltwick ........................... Vice President and Compliance Officer
Edwin S. Olsen .................................................. Vice President
Andrew DeCurtis ................................................. Vice President
Stefanie Spritzler ......................................... Assistant Treasurer
Winnie Chin ................................................ Assistant Treasurer
Suzan J. Afifi ............................................. Assistant Secretary

INVESTMENT ADVISER                              UNDERWRITER
ARNHOLD AND S. BLEICHROEDER                     ARNHOLD AND S. BLEICHROEDER, INC.
ADVISERS, INC.                                  1345 Avenue of the Americas
1345 Avenue of the Americas                     New York, NY 10105
New York, NY 10105

LEGAL COUNSEL                                   INDEPENDENT AUDITORS
SHEARMAN & STERLING                             KPMG LLP
599 Lexington Avenue                            757 Third Avenue
New York, NY 10022                              New York, NY 10017

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

SHAREHOLDER SERVICING AGENT
STATE STREET
801 Pennsylvania
Kansas City, MO 64105

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle SoGen Variable Funds, Inc.



                            STATEMENT OF DIFFERENCES
                           -------------------------

The dagger symbol shall be expressed as...........................     'D'
The double dagger symbol shall be expressed as....................    'DD'
The Greek symbol delta shall be expressed as......................     [D]